Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Emerging Markets Portfolio
March 31, 2022
VIPEM-NPRT1-0522
1.864819.114
Common Stocks - 93.8%
	Shares	Value ($)
Bermuda - 3.2%
Credicorp Ltd. (United States)	155,600	26,742,972
Shangri-La Asia Ltd. (a)	12,758,000	9,985,407
TOTAL BERMUDA		36,728,379
Canada - 3.0%
Barrick Gold Corp.	1,395,600	34,234,068
Cayman Islands - 17.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	212,600	23,130,880
JD.com, Inc.:
Class A (a)	90,419	2,569,246
sponsored ADR (a)(b)	722,547	41,813,795
Li Ning Co. Ltd.	1,381,737	11,732,823
Meituan Class B (a)(c)	1,050,200	19,894,927
Tencent Holdings Ltd.	2,138,505	98,572,982
TOTAL CAYMAN ISLANDS		197,714,653
China - 15.1%
China Life Insurance Co. Ltd. (H Shares)	16,680,863	25,413,735
China Merchants Bank Co. Ltd. (H Shares)	3,430,519	26,704,624
Guangzhou Automobile Group Co. Ltd. (H Shares)	19,622,000	16,179,884
Haier Smart Home Co. Ltd. (A Shares)	9,248,849	33,448,617
Industrial & Commercial Bank of China Ltd. (H Shares)	66,522,635	40,781,860
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	345,322	16,692,807
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,583,582	11,942,711
TOTAL CHINA		171,164,238
Greece - 1.6%
National Bank of Greece SA (a)	5,018,500	18,620,454
Hong Kong - 2.1%
China Resources Beer Holdings Co. Ltd.	3,970,505	24,156,511
Hungary - 2.2%
Richter Gedeon PLC	1,157,541	24,469,050
India - 9.7%
Axis Bank Ltd. (a)	1,208,200	12,004,516
Housing Development Finance Corp. Ltd.	552,359	17,236,485
Infosys Ltd. sponsored ADR	1,010,000	25,138,900
Larsen & Toubro Ltd.	720,293	16,670,543
Shree Cement Ltd.	38,001	11,962,908
Solar Industries India Ltd.	414,907	15,191,894
Voltas Ltd.	733,300	11,956,435
TOTAL INDIA		110,161,681
Indonesia - 2.4%
PT Bank Mandiri (Persero) Tbk	21,452,038	11,765,652
PT United Tractors Tbk	8,620,900	15,302,171
TOTAL INDONESIA		27,067,823
Korea (South) - 15.5%
Hyundai Motor Co.	80,550	11,858,449
Korea Aerospace Industries Ltd.	281,090	9,731,665
Korea Zinc Co. Ltd.	18,035	8,662,196
LG Innotek Co. Ltd.	61,810	19,473,288
POSCO	72,390	17,326,505
Samsung Electronics Co. Ltd.	1,680,050	95,927,344
Shinhan Financial Group Co. Ltd.	400,032	13,558,882
TOTAL KOREA (SOUTH)		176,538,329
Mexico - 4.6%
Fomento Economico Mexicano S.A.B. de CV unit	2,232,900	18,563,718
Grupo Financiero Banorte S.A.B. de CV Series O	2,392,768	17,990,873
Wal-Mart de Mexico SA de CV Series V	3,650,700	15,035,965
TOTAL MEXICO		51,590,556
Netherlands - 0.1%
Yandex NV Series A (a)(b)(d)	446,500	1,531,424
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	437,463	123,754
Sberbank of Russia sponsored ADR (d)	1,813,510	32,280
TOTAL RUSSIA		156,034
South Africa - 1.4%
Impala Platinum Holdings Ltd.	1,057,116	16,271,451
Taiwan - 13.0%
ECLAT Textile Co. Ltd.	876,000	14,511,781
HIWIN Technologies Corp.	2,006,810	16,667,793
Sporton International, Inc.	719,879	4,722,410
Taiwan Semiconductor Manufacturing Co. Ltd.	4,087,175	83,899,453
Unimicron Technology Corp.	1,958,000	16,700,275
Yageo Corp.	750,000	11,202,974
TOTAL TAIWAN		147,704,686
Thailand - 2.5%
Kasikornbank PCL (For. Reg.)	2,533,200	12,220,743
PTT PCL (For. Reg.)	14,174,500	16,327,746
TOTAL THAILAND		28,548,489
TOTAL COMMON STOCKS (Cost $1,064,675,857)		1,066,657,826

Nonconvertible Preferred Stocks - 4.5%
	Shares	Value ($)
Brazil - 4.5%
Ambev SA sponsored ADR	5,330,300	17,216,869
Itau Unibanco Holding SA	2,336,450	13,485,606
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,411,047	20,883,496

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,288,949)		51,585,971

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (e)	16,691,579	16,694,917
Fidelity Securities Lending Cash Central Fund 0.31% (e)(f)	13,698,155	13,699,525
TOTAL MONEY MARKET FUNDS (Cost $30,394,442)		30,394,442

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,130,359,248)	1,148,638,239
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(11,877,988)
NET ASSETS - 100.0%	1,136,760,251

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,894,927 or 1.8% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	9,678,082	125,964,693	118,947,858	6,270	-	-	16,694,917	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	7,028,000	79,374,191	72,702,666	11,704	-	-	13,699,525	0.0%
Total	16,706,082	205,338,884	191,650,524	17,974	-	-	30,394,442

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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